Digital Assets (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Nukkleus Inc.[Member]
Digital Assets [Abstract]
Schedule of digital asset
Asset	Estimated useful life	Cost	Impairment	Digital assets
Bitcoin	Indefinite	$12,526	$—	$12,526
Ethereum	Indefinite	1,352	—	1,352
Stablecoin/USD Coin	Indefinite	34,407	—	34,407
Other	Indefinite	175	—	175
Total		$48,460	$—	$48,460
Asset	Estimated useful life	Cost	Impairment	Digital assets
Bitcoin	Indefinite	$63,377	$774	$62,603
Ethereum	Indefinite	1,289	—	1,289
Stablecoin/USD Coin	Indefinite	9,417	—	9,417
Other	Indefinite	106	—	106
Total		$74,189	$774	$73,415

Asset	Estimated useful life	Gross carrying amount	Impairment	Digital assets, net
Bitcoin	Indefinite	$63,377	$774	$62,603
Ethereum	Indefinite	1,289	—	1,289
Stablecoin/USD Coin	Indefinite	9,417	—	9,417
Other	Indefinite	106	—	106
Total		$74,189	$774	$73,415
Asset	Estimated useful life	Gross carrying amount	Impairment	Digital assets, net
Bitcoin	Indefinite	$192	$—	$192
Ethereum	Indefinite	711	—	711
Total		$903	$—	$903